Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2010
Revenues
Pizza restaurant and sports bar	$ 454,277	$ 0	$ 454,277	$ 0
Franchising operations	164,480	0	164,480	0
Pasta sauces and salsa distribution	19,439	32,386	53,522	60,181
Total revenues	638,196	32,386	672,279	60,181
Cost of Sales
Pizza restaurant and sports bar	188,471	0	188,471	0
Pasta sauces and salsa distribution	15,416	23,689	42,094	46,442
Total cost of goods sold	203,887	23,689	230,565	46,442
Gross Profit	434,309	8,697	441,714	13,739
Expenses
General and Administrative Expenses	1,273,357	333,253	1,448,566	502,495
Loss from operations	(839,048)	(324,556)	(1,006,852)	(488,756)
Interest expense	108,721	0	108,721	0
Net Loss	$ (947,769)	$ (324,556)	$ (1,115,573)	$ (488,756)
Basic and diluted loss per share	$ (0.05)	$ (0.02)	$ (0.06)	$ (0.03)
Basic and diluted weighted average common shares outstanding	19,921,481	16,755,600	18,627,825	16,305,327